Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the total compensation for our CEO for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of our peer group over the same period, our net income (loss), and the financial performance measure that we have selected for compensatory purposes, adjusted EBITDA. See “Compensation Discussion and Analysis” for information regarding the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance.

					Value of $100 Investment Based on

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid CEO (2)	Average Summary Compensation Table Total for other NEOs (3)	Average Compensation Actually Paid for Other NEOs (4)	TSR (5)	Peer Group TSR (6)	Net Income (loss) $ in millions (7)	Company Selected Measure: Adjusted EBITDA $ in millions (8)

2025	8,537,000	30,342,316	1,715,854	3,451,632	269.42	135.30	308.7	555
2024	9,154,261	30,772,840	1,570,660	3,341,132	197.71	146.09	264.9	486

2023	13,541,716	19,471,327	1,445,754	1,829,459	136.68	135.44	223.8	430
2022	6,274,658	(9,191,709)	1,519,954	342,164	93.91	94.54	202.9	385

2021	6,830,772	19,752,199	1,497,830	2,878,943	157.49	139.35	183.2	372
(1)	Mr. Grizzle was the CEO for each year through 2025.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to our CEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and certain adjustments in the values of pensions. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2021 and 2022 compensation actually paid). For information regarding the decisions made by our MDCC in regard to the CEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2022, 2023, 2024 and 2025.

Year	2025	2024	2023	2022	2021
CEO
SCT Total Compensation	8,537,000	9,154,261	13,541,716	6,274,658	6,830,772
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(5,599,532)	(6,137,577)	(11,019,636)	(4,433,797)	(4,442,344)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	8,114,441	8,220,468	15,171,133	1,376,041	7,261,925
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	18,485,585	16,092,447	1,778,114	(8,646,831)	6,754,468
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	804,822	3,443,241	—	(3,761,780)	3,347,378
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Compensation Actually Paid ($)	30,342,316	30,772,840	19,471,327	(9,191,709)	19,752,199

(3)	The following non-CEO named executive officers are included in the average figures shown
a.	2024 and 2025: Christopher Calzaretta, Mark Hershey, Austin So and Jill Crager
b.	2023: Christopher Calzaretta, Mark Hershey, Austin So and Monica Maheshwari
c.	2022: Christopher Calzaretta, Mark Hershey, Austin So and Ellen Romano
d.	2021: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano

(4)
Average “compensation actually paid” for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the adjustments to the Summary Compensation Table totals required by the SEC rules. For information regarding the decisions made by our MDCC in regard to the non-CEO
NEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2022, 2023, 2024 and 2025.

Year	2025	2024	2023	2022	2021
Non-CEO NEOs
SCT Total Compensation	1,715,854	1,570,660	1,445,754	1,519,954	1,497,830
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(710,406)	(599,265)	(638,773)	(884,408)	(631,405)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	915,749	802,527	847,663	396,089	966,107
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	1,417,641	1,379,746	170,743	(601,087)	706,872
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	112,795	187,464	4,072	(88,384)	339,539
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	3,451,632	3,341,132	1,829,459	342,164	2,878,943
(5)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, assuming $100 invested in our shares of Common Stock on December 31, 2020, and reinvestment of all dividends.

(6)
For the relevant fiscal year, represents the cumulative TSR of our financial peer group (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, assuming $100 invested in shares of common stock of our Peer Group on December 31, 2020, and reinvestment of all dividends. The financial peer group is composed of the following companies: Allegion PLC, A.O. Smith Corporation, Apogee Enterprises, Inc., Acuity Brands, Inc., Fortune Brands Home & Security, Inc., James Hardie Industries, Lennox International Inc., Masco Corporation, Mohawk Industries, Inc., Owens Corning, Sherwin-Williams Company, Simpson Manufacturing Co., Inc. and Interface, Inc.

(7)
Reflects “Net Income (Loss)” as reported in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

(8)
Company-selected measure is adjusted EBITDA, which is operating income plus depreciation, amortization plus/minus non-cash
pension impact and plus/minus earnout/deferred purchase price accruals and certain acquisition-related charges, subject to certain exceptions and described more fully in “Compensation Discussion and Analysis” in this proxy statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(3)	The following non-CEO named executive officers are included in the average figures shown
a.	2024 and 2025: Christopher Calzaretta, Mark Hershey, Austin So and Jill Crager
b.	2023: Christopher Calzaretta, Mark Hershey, Austin So and Monica Maheshwari
c.	2022: Christopher Calzaretta, Mark Hershey, Austin So and Ellen Romano
d.	2021: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our financial peer group (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, assuming $100 invested in shares of common stock of our Peer Group on December 31, 2020, and reinvestment of all dividends. The financial peer group is composed of the following companies: Allegion PLC, A.O. Smith Corporation, Apogee Enterprises, Inc., Acuity Brands, Inc., Fortune Brands Home & Security, Inc., James Hardie Industries, Lennox International Inc., Masco Corporation, Mohawk Industries, Inc., Owens Corning, Sherwin-Williams Company, Simpson Manufacturing Co., Inc. and Interface, Inc.
PEO Total Compensation Amount	$ 8,537,000	$ 9,154,261	$ 13,541,716	$ 6,274,658	$ 6,830,772
PEO Actually Paid Compensation Amount	$ 30,342,316	30,772,840	19,471,327	(9,191,709)	19,752,199
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to our CEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and certain adjustments in the values of pensions. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2021 and 2022 compensation actually paid). For information regarding the decisions made by our MDCC in regard to the CEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2022, 2023, 2024 and 2025.

Year	2025	2024	2023	2022	2021
CEO
SCT Total Compensation	8,537,000	9,154,261	13,541,716	6,274,658	6,830,772
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(5,599,532)	(6,137,577)	(11,019,636)	(4,433,797)	(4,442,344)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	8,114,441	8,220,468	15,171,133	1,376,041	7,261,925
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	18,485,585	16,092,447	1,778,114	(8,646,831)	6,754,468
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	804,822	3,443,241	—	(3,761,780)	3,347,378
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Compensation Actually Paid ($)	30,342,316	30,772,840	19,471,327	(9,191,709)	19,752,199

Non-PEO NEO Average Total Compensation Amount	$ 1,715,854	1,570,660	1,445,754	1,519,954	1,497,830
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,451,632	3,341,132	1,829,459	342,164	2,878,943
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average “compensation actually paid” for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the adjustments to the Summary Compensation Table totals required by the SEC rules. For information regarding the decisions made by our MDCC in regard to the non-CEO
NEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2022, 2023, 2024 and 2025.

Year	2025	2024	2023	2022	2021
Non-CEO NEOs
SCT Total Compensation	1,715,854	1,570,660	1,445,754	1,519,954	1,497,830
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(710,406)	(599,265)	(638,773)	(884,408)	(631,405)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	915,749	802,527	847,663	396,089	966,107
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	1,417,641	1,379,746	170,743	(601,087)	706,872
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	112,795	187,464	4,072	(88,384)	339,539
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	3,451,632	3,341,132	1,829,459	342,164	2,878,943

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
. Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we used to link compensation actually paid to our named executive officers, for 2025, to company performance.
a.	Absolute Total Shareholder Return
b.	Adjusted EBITDA
c.	Adjusted Free Cash Flow
d.	Mineral Fiber Volume
e.	Revenue

Total Shareholder Return Amount	$ 269.42	197.71	136.68	93.91	157.49
Peer Group Total Shareholder Return Amount	135.3	146.09	135.44	94.54	139.35
Net Income (Loss)	$ 308,700,000	$ 264,900,000	$ 223,800,000	$ 202,900,000	$ 183,200,000
Company Selected Measure Amount	555,000,000	486,000,000	430,000,000	385,000,000	372,000,000
PEO Name	Mr. Grizzle
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company-selected measure is adjusted EBITDA, which is operating income plus depreciation, amortization plus/minus non-cash
	pension impact and plus/minus earnout/deferred purchase price accruals and certain acquisition-related charges, subject to certain exceptions and described more fully in “Compensation Discussion and Analysis” in this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Mineral Fiber Volume
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,599,532)	$ (6,137,577)	$ (11,019,636)	$ (4,433,797)	$ (4,442,344)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,114,441	8,220,468	15,171,133	1,376,041	7,261,925
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,485,585	16,092,447	1,778,114	(8,646,831)	6,754,468
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,822	3,443,241	0	(3,761,780)	3,347,378
PEO | Fair Value of Stock Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,406)	(599,265)	(638,773)	(884,408)	(631,405)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,749	802,527	847,663	396,089	966,107
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,417,641	1,379,746	170,743	(601,087)	706,872
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,795	187,464	4,072	(88,384)	339,539
Non-PEO NEO | Fair Value of Stock Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0